Current and Long-Term Debt - Unsecured senior notes due 2017 (Details) - Unsecured Senior Notes Due 2017 [Member] - USD ($)		1 Months Ended
	Nov. 17, 2014	Oct. 31, 2017	Apr. 30, 2017	Oct. 31, 2014
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount notes issued				$ 45,000,000.0
Borrowings interest rate				7.50%
Drawdowns	$ 6,750,000			$ 49,900,000
Repayments		$ 45,500,000	$ 6,300,000